Short-term Bank Loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Short-term Bank Loans
Total short-term bank loans | ¥					¥ 267,665
Short-term bank loans secured by bank deposits			¥ 82,934	$ 11,913	269,648
Hang Seng Bank
Short-term Bank Loans
Short-term bank loans credit limit | $		$ 47,000
Short-term bank loans maturity		12 months
Hang Seng Bank | LIBOR
Short-term Bank Loans
Short-term bank loans variable rate basis description			LIBOR
Short-term bank loans variable interest rate (in percent)		1.20%
Short-term bank loan from Hang Seng Bank
Short-term Bank Loans
Short-term bank loans | $	$ 16,000	$ 23,000
Short-term bank loans maturity	12 months
Total short-term bank loans					267,700	$ 39,000
Secured short-term bank loan facility
Short-term Bank Loans
Short-term bank loans secured by bank deposits | ¥					¥ 269,600